REVOLVING CREDIT FACILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]
11. REVOLVING CREDIT FACILITIES

	March 31, 2015	December 31, 2014
Business loan of $500,000 from a credit card merchant, with a loan fee of 0.5% and repayment rate of 100% of the sum of charge volume during the loan period, maturing no later than April 19, 2015, renewable annually unless terminated, and secured by the assets of The Fresh Diet. During the three months ended March 31, 2015, net payments of principal in the amount of $125,159 were made on this loan.	$-	$125,159

Business loan of $1,000,000 from a credit card merchant, with a loan fee of 20% and repayment rate of 12% of the sum of charge volume until all amounts have been paid, and guaranteed by certain shareholders of the Company who were former shareholders of FD. During the three months ended March 31, 2015, net payments of principal in the amount of $235,712 were made on this loan.	-	235,712

Total	$-	$360,871

10. REVOLVING CREDIT FACILITIES

	December 31, 2014	December 31, 2013
Business loan of $500,000 from a credit card merchant, with a loan fee of 0.5% and repayment rate of 100% of the sum of charge volume during the loan period, maturing no later than April 19, 2015, renewable annually unless terminated, and secured by the assets of The Fresh Diet. During the period from the date of The Fresh Diet acquisition (August 15, 2014) through December 31, 2014, net payments of principal in the amount of $294,298 on this loan.	$125,159	$-

Business loan of $1,000,000 from a credit card merchant, with a loan fee of 20% and repayment rate of 12% of the sum of charge volume until all amounts have been paid, and guaranteed by certain shareholders of the Company who were former shareholder of FD. During the period from the date of The Fresh Diet acquisition (August 15, 2014) through December 31, 2014, net payments of principal in the amount of $566,231 were made on this loan.	235,712	-

Total	$360,871	$-